Balance Sheet Detail (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Balance Sheet Detail
Schedule of inventory

	September 30,	December 31,
	2017	2016
	(in thousands)
Inventories:
Work-in-process	$1,071	$1,270
Finished goods	175	181
	$1,246	$1,451

Schedule of identifiable intangible assets

Identifiable intangible assets were (dollar amounts in thousands):

September 30, 2017
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 641	$ 139

December 31, 2016
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 557	$ 223

Identifiable intangible assets were (dollar amounts in thousands):

December 31, 2016
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 557	$ 223

December 31, 2015
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 446	$ 334